Interests in Joint Ventures (Details) - Schedule of Interests in Joint Ventures - USD ($) $ in Thousands		Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Interests in Joint Ventures (Details) - Schedule of Interests in Joint Ventures [Line Items]
Cost of investments in joint ventures net of accumulated share of loss and other comprehensive expense		$ (6,999)	$ (5,749)
Due from joint ventures	[1]	240	6,886	1,488	391
Interest in joint venture		16,775	24,597
Due From Joint Ventures [Member]
Interests in Joint Ventures (Details) - Schedule of Interests in Joint Ventures [Line Items]
Due from joint ventures		$ 23,774	$ 30,346

[1]	The amount as of April 30, 2023 mainly represents interest receivables of US$6,218 which is fully settled subsequently in May 2023.